RGR RETURNS (Tables)	12 Months Ended
Dec. 31, 2025
RGR RETURNS [Abstract]
Disclosure Of Detailed Information About Global Reversion Reserve
The movements for the years ended December 31, 2025, and 2024 are presented below:

	12/31/2025	12/31/2024
Opening balance as of January 1	932,250	1,319,921
Cash flow effect:
Payment of principal	(250,803)	(392,681)
Interest paid	(19,333)	(50,369)

Non‑cash effect:
Interest incurred	33,591	55,379
Closing balance as of December 31	695,705	932,250

Current	695,705	492,276
Non-Current	—	439,974